CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2020
Statement of Financial Position [Abstract]
Accounts receivable, less allowance	$ 739	$ 239	$ 1,353
Common Class A
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	1,000,000,000	1,000,000,000
Common stock issued (in shares)	76,481,833	71,094,714
Common stock outstanding (in shares)	76,481,833	71,094,714
Common Class V
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	61,249,000	61,249,000
Common stock issued (in shares)	60,349,000	60,349,000
Common stock outstanding (in shares)	60,349,000	60,349,000